Prepayments and Other Assets, Net - Schedule of Movement in the Allowance for Expected Credit Losses of Loans Receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement in the Allowance for Credit Losses of Loans Receivable [Abstract]
Balance at the beginning of the year	¥ 7	¥ 4,766	¥ 7,644
Provision of allowance for credit losses		7	1,702
Receivables written off for the year	(7)	(4,766)	(4,580)
Balance at the end of the year		¥ 7	¥ 4,766